SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,624,816	$ 3,517,159	$ 654,116
Accumulated depreciation and impairment	(352,502)	(265,727)	(57,652)
Property and equipment, net	3,272,314	3,251,432	596,464
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	140,000	140,000	140,000
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	236,000	236,000	236,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,248,816	$ 3,141,159	$ 278,116